LOAN AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
LOAN AGREEMENT
10.	LOAN AGREEMENT
Hercules Capital Secured Term Loan
On June 10, 2021, the Company entered into a $100,000 secured term loan agreement with Hercules Capital, Inc. (the “Hercules Capital Secured Term Loan”) and borrowed the full amount under the secured term loan agreement. The term loan has a maturity date of June 1, 2024 and is secured by substantially all of the assets of the Company. Payments due for the term loan are interest-only until the maturity date with interest payable monthly in arrears.
The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and
(ii) payment-in-kind
interest of 1.25% which is accrued and added to the outstanding principal balance.
Prepayment of the outstanding principal is permitted under the loan agreement and subject to certain prepayment fees. In connection with the secured term loan, the Company paid an initial facility charge of $
1,000
and the Company will be required to pay an end of term charge of $
3,250
upon repayment of the loan. The secured term loan agreement contains customary representations, warranties, non-financial
covenants, and events of default. The Company is in compliance with all debt covenants related to its long-term borrowings as of March 31, 2022. As of March 31, 2022, there was $
100,813
outstanding under the Hercules Capital Secured Term Loan, of which $
2,846
is classified as current in the Company’s condensed consolidated balance sheets, with the remainder classified as long-term borrowing. As of March 31, 2022, the Company had no availability under the Hercules Capital Secured Term Loan.

10.	LOAN AND SECURITY AGREEMENT
Hercules Capital Secured Term Loan
On June 10, 2021, the Company entered into a $100,000 secured term loan agreement with Hercules Capital, Inc. (the “Hercules Capital Secured Term Loan”) and borrowed the full amount under the secured term loan agreement. The term loan has a maturity date of June 1, 2024 and is secured by substantially all of the assets of the Company. Payments due for the term loan are interest-only until the maturity date with interest payable monthly in arrears. The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and (ii) payment-in-kind interest of 1.25% which is accrued and added to the outstanding principal balance. Prepayment of the outstanding principal is permitted under the loan agreement and subject to certain prepayment fees. In connection with the secured term loan, the Company paid an initial facility charge of $1,000 and the Company will be required to pay an end of term charge of $3,250 upon repayment of the loan. The secured term loan agreement contains customary representations, warranties, non-financial
covenants, and events of default. The Company was in compliance with all debt covenants related to its long-term borrowings as of December 31, 2021. As of December 31, 2021, there was $100,124 outstanding under the Hercules Capital Secured Term Loan, of which $2,827 is classified as current in the Company’s condensed consolidated balance sheets, with the remainder classified as long-term borrowing. As of December 31, 2021, the Company had no availability under the Hercules Capital Secured Term Loan.
In connection with the $100,000 Hercules Capital Secured Term Loan, the Company repaid the $15,000 advance under the
Revolving Line and Term Loan Line and terminated the Loan and Security Agreement (see below).
Revolving Line and Term Loan Line
On December 23, 2020, the Company entered into a Loan and Security Agreement “(the Loan and Security Agreement”) with Silicon Valley Bank (“SVB”) for a maximum of $35,000 in financing and issued SVB warrants to purchase 121,689 shares of common stock at a price of $1.28 per share (see Note 11). The $
35,000
could be drawn upon utilizing the Revolving Line and Term Loan Line (the “Revolving Line and Term Loan Line”) subject to certain terms and conditions. On May 13, 2021, the Company borrowed $15,000 as a Term Loan advance under its Loan and Security Agreement. On June 10, 2021, the Company repaid the $15,000 as a Term Loan advance under its Loan and Security Agreement upon funding of the Hercules Capital Secured Term Loan and the Revolving Line was closed.